12. Derivatives Liability (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013
Details
Derivatives liability	$ 0		$ 795,151
Gain on derivatives liability	$ 479,737	$ 38,337